Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
AQE Core ETF
Shareholder Report [Line Items]
Fund Name	AQE Core ETF
Class Name	AQE Core ETF
Trading Symbol	AQEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AQE Core ETF for the period of November 18, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.arlingtonassetmanagement.com. You can also contact us at (888) 688-4045.
Additional Information Phone Number	(888) 688-4045
Additional Information Website	www.arlingtonassetmanagement.com
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AQE Core ETF	$6¹	0.49%²
¹	Costs are for the period of November 18, 2025, to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.49%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of November 18, 2025, to December 31, 2025. Costs for a full annual period would be higher.
Net Assets	$ 605,248,456
Holdings Count | Holdings	90
Advisory Fees Paid, Amount	$ 356,281
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$605,248,456
Number of Holdings	90
Total Net Advisory Fee	$356,281
Portfolio Turnover Rate	22.00%

Holdings [Text Block]	Sector Breakdown Common Stocks: Exchange Traded Funds:
Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc. Class A	3.45%
Apple, Inc.	2.91%
Microsoft Corp.	2.74%
Schwab US Large-Cap ETF	2.67%
Johnson & Johnson	2.33%
RTX Corp.	2.07%
Berkshire Hathaway Class B	2.06%
CH Robinson Worldwide, Inc.	1.89%
Electronic Arts, Inc.	1.86%
Estee Lauder Cos. Class A	1.84%

[1]	Costs are for the period of November 18, 2025, to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.